Derivative Instruments (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended										12 Months Ended
	Apr. 04, 2011	Oct. 01, 2013	Oct. 02, 2012	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010	Jan. 01, 2013 Swap Agreements 2008 [Member] Interest Rate Swap [Member]	Jan. 03, 2012 Swap Agreements 2008 [Member] Interest Rate Swap [Member]	Dec. 28, 2010 Swap Agreements 2008 [Member] Interest Rate Swap [Member]	Mar. 31, 2011 Swap Agreements 2008 [Member] Interest Rate Swap [Member]	Feb. 28, 2011 Swap Agreements 2008 [Member] Interest Rate Swap [Member]	Dec. 30, 2008 Swap Agreements 2008 [Member] Interest Rate Swap [Member] agreement	Apr. 04, 2011 Swap Agreements 2011 [Member] agreement	Jan. 01, 2013 Swap Agreements 2011 [Member] Interest Rate Swap [Member]	Apr. 04, 2011 Swap Agreements 2011 [Member] Interest Rate Swap [Member]	Apr. 04, 2011 Swap Agreement One 2011 [Member] Interest Rate Swap [Member]	Apr. 04, 2011 Swap Agreement Two 2011 [Member] Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Number of derivative agreements														2	2
Notional amount of derivative												$ 14,000,000	$ 15,000,000	$ 29,000,000			$ 17,500,000	$ 20,000,000	$ 17,500,000
Basis spread on variable rate (higher of this rate or one-month LIBOR)																		1.25%	1.25%
Fixed interest rate																		1.59%	3.06%
Gain on interest rate cash flow hedge ineffectiveness									200,000	27,000	10,000					174,000
Fair value of derivative												500,000						0	500,000
Unrealized income on cash flow hedges, before tax		0	104,000	39,000	126,000	196,000	225,000	194,000
Unrealized income on cash flow hedges, net of tax						28,000
Realized loss (pretax) recognized in interest expense	$ 202,000	$ 0	$ 104,000	$ 39,000	$ 312,000	$ 382,000	$ 434,000	$ 754,000